Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	We are filing the accompanying Amendment No. 1 to our Proxy Statement on Schedule 14A for the sole purpose of including certain Inline eXtensible Business Reporting Language data tagging, which was inadvertently omitted by a service provider from the original Proxy Statement. There are no other modifications or updates to any disclosures included in the original Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Alto Neuroscience, Inc.
Entity Central Index Key	0001999480